Leases (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Leases
Right-of-use assets under operating leases	$ 32,524	$ 61,885
Operating lease liabilities, current	0	0
Operating lease liabilities, non-current	0	0
Total operating lease liabilities	$ 0	$ 0